Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment	$ 25,218	$ 10,972
Accumulated depreciation	(3,592)	(915)
Property and equipment, net	28,327	10,057
BlueWalker 3 satellite - construction in progress	67,615	27,013
Total property and equipment, net	95,942	37,070
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,350
Computers Software and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	2,810	1,707
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	6,416	3,536
Satellite Antenna [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	2,996	1,338
Test and Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	7,765	2,666
Phased Array Test Facility [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	2,536	704
Assembly and Integration Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	704	616
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	574	338
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	67	67
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Other construction in progress	$ 6,701